Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay						Performance
	Former PEO (1)		Current PEO (1)		Avg. of Other NEOs (2)		Value of $100 Initial Investment Based On (3):			Company Selected Performance Metric
Year	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	JBT Cumulative TSR[1]	S&P 1500 Industrial Machinery Cumulative TSR	Net Income ($M)	EPS
2024	N/A		$6,452,960	$11,217,470	$1,526,123	$2,252,023	$115	$171	$85.4	$5.38
2023	N/A		$6,176,099	$8,158,164	$1,499,098	$1,802,760	$90	$154	$582.6	$2.62
2022	N/A		$4,791,474	$2,847,190	$1,155,529	$761,586	$82	$120	$130.7	$4.81
2021	N/A		$5,023,977	$4,743,995	$1,567,948	$1,097,771	$137	$140	$118.4	$3.82
2020	$10,816,742	$(1,473,084)	$2,883,247	$1,632,239	$995,544	$455,638	$102	$115	$108.8	$3.79
(1) Former PEO refers to Thomas W. Giacomini. Current PEO refers to Brian A. Deck.
(2) Includes the following NEOs:
2024: Messrs. Meister, Petrie, Rizzolo, and Marvin
2023: Messrs. Meister, Petrie, Rizzolo, Marvin and Burdakin
2022: Messrs. Meister, Petrie, Burdakin, Marvin and Fernandez
2021: Messrs. Meister, Petrie, Burdakin, Marvin and Fernandez, Sternlieb
2020: Messrs. Meister, Burdakin, Marvin and Fernandez, Sternlieb
(3) TSR is cumulative (i.e., 1 year for 2020, 2 years for 2021 and 3 years for 2022) and depicted as a dollar value assuming $100 was invested as of January 1, 2020.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	Former PEO refers to Thomas W. Giacomini. Current PEO refers to Brian A. Deck.
(2) Includes the following NEOs:
2024: Messrs. Meister, Petrie, Rizzolo, and Marvin
2023: Messrs. Meister, Petrie, Rizzolo, Marvin and Burdakin
2022: Messrs. Meister, Petrie, Burdakin, Marvin and Fernandez
2021: Messrs. Meister, Petrie, Burdakin, Marvin and Fernandez, Sternlieb
2020: Messrs. Meister, Burdakin, Marvin and Fernandez, Sternlieb

PEO Total Compensation Amount	$ 6,452,960
PEO Actually Paid Compensation Amount	$ 11,217,470
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Change in Pension Value for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Pension Service Cost for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2024	6,452,960	—	(4,049,973)	—	8,814,483	11,217,470

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2024	6,412,244	2,331,737	—	70,502	—	8,814,483

Non-PEO NEO Average Total Compensation Amount	$ 1,526,123	$ 1,499,098	$ 1,155,529	$ 1,567,948	$ 995,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,252,023	1,802,760	761,586	1,097,771	455,638
Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and PVP Performance Metrics
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our total shareholder return over five fiscal years ending December 31, 2024. As shown in the chart, the PEO and NEO CAP amounts trend similarly to JBT’s TSR. This is primarily due to JBT’s pay for performance philosophy and the use of equity incentives, which are tied to company performance and the stock price.

Compensation Actually Paid vs. Net Income
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our net income over five fiscal years ending December 31, 2024.

Compensation Actually Paid vs. Company Selected Measure
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our company selected metric – Earning Per Share over five fiscal years ending December 31, 2024.

Total Shareholder Return Vs Peer Group
The table below shows the relationship between JBT TSR and the TSR of the selected peer group, the S&P 1500 Industrial Machinery comparator group. The TSR is cumulative and depicted as a dollar value assuming $100 was invested as of January 1, 2020.

Tabular List, Table	EBITDA is operating income plus depreciation and amortization. EBITDA growth is one of our primary internal performance measures designed to align incentive opportunities with our internal benchmark for generating operating cash flow.
•EBITDA margin is operating income plus depreciation and amortization as a percentage of total revenue. We utilize EBITDA margin as a performance metric because it measures our ability to convert revenue into income.
•Free cash flow conversion (FCF) is the sum of cash provided by continuing operating activities less capital expenditures, net of proceeds from disposal of assets, plus pension contributions divided by the net income from continuing operations.
	•Annual operating ROIC takes our net income and after-tax net interest (or tax impacted EBIT) as a percentage of our average invested capital. Our average invested capital is the average month end sum of debt (net of cash equivalents) and equity (adjusted for accumulated other comprehensive pension income (or loss)).
Total Shareholder Return Amount	$ 115	90	82	137	102
Peer Group Total Shareholder Return Amount	171	154	120	140	115
Net Income (Loss)	$ 85,400,000	$ 582,600,000	$ 130,700,000	$ 118,400,000	$ 108,800,000
Company Selected Measure Amount | $ / shares	5.38	2.62	4.81	3.82	3.79
PEO Name	Brian A. Deck
Additional 402(v) Disclosure	SR is cumulative (i.e., 1 year for 2020, 2 years for 2021 and 3 years for 2022) and depicted as a dollar value assuming $100 was invested as of January 1, 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description
Annual EPS is the after-tax earnings generated from continuing operations divided by the total number of our diluted shares of our outstanding Common Stock. The EPS award results are annually assessed with that year’s EPS goals and averaged over the specified three-year period. As an incentive measure, we believe that linking sustained EPS growth to compensation helps us drive our executive officers to improve overall earnings.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA margin
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Annual operating ROIC
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,452,960	$ 6,176,099	$ 4,791,474	$ 5,023,977	$ 2,883,247
PEO Actually Paid Compensation Amount	11,217,470	$ 8,158,164	$ 2,847,190	$ 4,743,995	1,632,239
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					10,816,742
PEO Actually Paid Compensation Amount					$ (1,473,084)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,049,973)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,814,483
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,412,244
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,331,737
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,502
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(613,739)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,339,639
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,725
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,517
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,397
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0